INTANGIBLE ASSETS - Disclosure of purchase price and net assets of Asset acquisitions - Narratives (Details)													12 Months Ended
	Dec. 31, 2027 USD ($)	Jun. 30, 2027 USD ($)	Dec. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 CAD ($) Y $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Nov. 24, 2024 CAD ($) $ / shares shares	Nov. 24, 2024 USD ($) shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Nov. 25, 2027 shares	May 25, 2027 shares	Nov. 25, 2026 shares	May 25, 2026 shares	Nov. 25, 2025 shares	May 25, 2025 shares	Sep. 30, 2024 $ / shares
INTANGIBLE ASSETS
Exercise price of warrants | $ / shares													$ 22.14								$ 0
Cogent Asset acquisition
INTANGIBLE ASSETS
Cash consideration											$ 1,394,340	$ 1,000,000	$ 1,394,340	$ 1,000,000
Number of common shares issued at closing											145,250	145,250	145,250							387,333
Share price on asset acquisition | $ / shares											$ 9.6		$ 9.6
Number of common shares issuable											2,324,000	2,324,000	2,324,000
Cogent Asset acquisition | Forecast
INTANGIBLE ASSETS
Number of common shares issued at closing															387,334	387,334	387,333	387,333	387,333
Cogent's Solana blockchain
INTANGIBLE ASSETS
Percentage of assets acquired													78.00%	78.00%
Cogent's SUI, Monad, Arch blockchain assets
INTANGIBLE ASSETS
Percentage of assets acquired													100.00%	100.00%
OrangeFin Asset acquisition
INTANGIBLE ASSETS
Percentage of assets acquired													100.00%	100.00%
Cash consideration									$ 1,079,479	$ 750,000			$ 1,079,479	$ 750,000
Number of common shares issued at closing									62,952	62,952			62,952
Share price on asset acquisition | $ / shares									$ 17.12				$ 17.12
Value of future shares issued before discounting						$ 1,195,833	$ 833,333		$ 7,175,000	$ 5,000,000
Discount rate									5.00%	5.00%
OrangeFin Asset acquisition | Forecast
INTANGIBLE ASSETS
Value of future shares issued before discounting | $	$ 833,333	$ 833,333	$ 833,333	$ 833,333	$ 833,333
Laine Asset acquisition
INTANGIBLE ASSETS
Percentage of assets acquired													100.00%	100.00%
Cash consideration | $								$ 5,000,000					$ 5,000,000
Number of common shares issued at closing								625,000					625,000
Share price on asset acquisition | $ / shares								$ 24					$ 24
Number of common shares issuable								625,000					562,500
Number of warrants issued at closing								562,500
Number of shares issued for each warrant								1					1
Exercise price of warrants | $ / shares								$ 23.84					$ 23.84
Warrants term								3 years					36 months	36 months
Fair value of warrants | $								$ 7,428,729
Laine Asset acquisition | Share price
INTANGIBLE ASSETS
Significant unobservable input, liabilities | $ / shares								18.8
Laine Asset acquisition | Dividend yield
INTANGIBLE ASSETS
Significant unobservable input, liabilities								0
Laine Asset acquisition | Volatility
INTANGIBLE ASSETS
Significant unobservable input, liabilities								1.261
Laine Asset acquisition | Risk free interest rate
INTANGIBLE ASSETS
Significant unobservable input, liabilities								0.0255
Laine Asset acquisition | Expected life
INTANGIBLE ASSETS
Significant unobservable input, liabilities | Y								3